Average Annual Total Returns - FidelitySAIInternationalValueIndexFund-PRO - FidelitySAIInternationalValueIndexFund-PRO - Fidelity SAI International Value Index Fund	Dec. 30, 2022
Fidelity SAI International Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.84%
Since Inception	2.02%
Fidelity SAI International Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.08%
Since Inception	1.06%
Fidelity SAI International Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.19%
Since Inception	1.45%
IXYEH
Average Annual Return:
Past 1 year	14.20%
Since Inception	2.50%	[1]

[1]	A From December 19, 2017